LEASES Q - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Cash paid in the measurement of operating lease liabilities	$ 4,197	$ 4,457